Deferred Policy Acquisition Costs and Value of Business Acquired	12 Months Ended
Dec. 31, 2013
Insurance [Abstract]
Deferred Policy Acquisition Costs and Value of Business Acquired
Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC and VOBA was as follows for the years ended December 31, 2013, 2012 and 2011:

	DAC	VOBA	Total
Balance at January 1, 2011	$3,810.6	$1,227.7	$5,038.3
Deferrals of commissions and expenses	633.6	18.7	652.3
Amortization:
Amortization	(459.5)	(265.8)	(725.3)
Interest accrued(1)	238.2	100.1	338.3
Net amortization included in Consolidated Statements of Operations	(221.3)	(165.7)	(387.0)
Change in unrealized capital gains/losses on available-for-sale securities	(556.0)	(395.3)	(951.3)
Balance at December 31, 2011	3,666.9	685.4	4,352.3
Deferrals of commissions and expenses	590.3	17.3	607.6
Amortization:
Amortization	(846.4)	(210.3)	(1,056.7)
Interest accrued(1)	243.6	90.8	334.4
Net amortization included in Consolidated Statements of Operations	(602.8)	(119.5)	(722.3)
Change in unrealized capital gains/losses on available-for-sale securities	(432.8)	(148.5)	(581.3)
Balance at December 31, 2012	3,221.6	434.7	3,656.3
Deferrals of commissions and expenses	395.8	13.7	409.5
Amortization:
Amortization	(669.0)	(98.1)	(767.1)
Interest accrued(1)	233.9	90.4	324.3
Net amortization included in Consolidated Statements of Operations	(435.1)	(7.7)	(442.8)
Change in unrealized capital gains/losses on available-for-sale securities	1,133.8	594.8	1,728.6
Balance at December 31, 2013	$4,316.1	$1,035.5	$5,351.6

(1)
Interest accrued at the following rates for DAC: 0.8% to 7.4% during 2013, 1.5% to 7.4% during 2012, and 2.0% to 8.0% during 2011. Interest accrued at the following rates for VOBA: 3.0% to 7.5% during 2013, 2.0% to 7.4% during 2012, and 3.0% to 7.0% during 2011.

The estimated amount of VOBA amortization expense, net of interest, is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

Year	Amount
2014	$105.9
2015	93.0
2016	82.7
2017	78.6
2018	74.4